HELLENIC REPUBLIC BANK SUPPORT PLAN	12 Months Ended
Dec. 31, 2010
Hellenic Republic Bank Support Plan [Abstract]
Hellenic Republic Bank Support Plan

NOTE 18: HELLENIC REPUBLIC BANK SUPPORT PLAN

During 2010, under the government-guaranteed borrowings facility, the Bank participated in the second and third pillars of Law 3723/2008 “Hellenic Republic's Bank Support Plan” as follows:

Pillar II

On April 26, 2010, the Bank issued EUR 2,500 million Floating Rate Notes due in April 2013, bearing interest at a rate of three-month Euribor plus 250 bps, payable on an annual basis.

On May 4, 2010, the Bank issued EUR 1,345 million and EUR 655 million Floating Rate Notes both due in May 2013, bearing interest at a rate of three-month Euribor plus 500 bps payable on an annual basis. From the above issue of EUR 1,345 million, the amount of EUR 907 million is held by third parties and is included in long-term debt (see Note 25).

On June 28, 2010, the Bank issued EUR 4,265.6 million Floating Rate Notes due in June 2013, bearing interest at a rate of three-month Euribor plus 500 bps, payable on an annual basis.

On December 23, 2010, the Bank issued EUR 4,107.7 million Floating Rate Notes due in December 2013, bearing interest at a rate of three-month Euribor plus 750 bps, payable on an annual basis.

Other than the EUR 907 million of Notes due in May 2013 that are held by third parties, the notes described above are held by the Bank and therefore, are not presented as liabilities on balance sheet.

Pillar III

On April 12, 2010, the Bank obtained from Public Debt Management Agency, special Greek government bonds of EUR 787 million collateralized with customer loans. These bonds can only be used as collateral for financing and therefore are reflected in off-balance sheet items.